DISCONTINUED OPERATION	6 Months Ended
Jun. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
NOTE 9:-	DISCONTINUED OPERATION

a.	Below is data of the operating results attributed to the discontinued operation:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2017	2016	2017	2016	2016
	Unaudited		Unaudited

Revenue from sales	-	$18,247	-	$7,403	$18,247
Cost of sales	-	$15,260	-	$6,202	$15,260
Gross profit	-	$2,987	-	$1,201	$2,987

Selling, general and administrative expenses	-	$2,183	-	$917	$2,183
Operating income	-	$804	-	$284	$804

Financial expenses, net	-	$53	-	$33	$53
Other expenses, net	-	$348	-	$348	$348
Taxes on income	-	$249	-	$71	$249
Income (loss) from discontinued operation	-	$154	-	$(168)	$154

b.	Below is data of the net cash flows provided by (used in) the discontinued operation:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2017	2016	2017	2016	2016
	Unaudited		Unaudited

Operating activities	-	$116	-	$338	$116

Investing activities	-	$(1,187)	-	$(690)	$(1,187)

Financing activities	-	$251	-	$221	$251